LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

7. LEASES

As of December 31, 2022, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2028. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2021 and 2022 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	112,781	63,125	9,152
Liabilities

Operating lease liabilities, current	30,669	23,961	3,474
Operating lease liabilities, non-current	81,786	32,069	4,650
Weighted average remaining lease term (years)	3.6	2.9	2.9
Weighted average discount rate	5%	5%	5%

Information related to operating lease activities during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	8,158	16,997	34,520	5,005
Expense for short-term leases within 12 months	—	16	12	2
Interest of lease liabilities	679	2,585	3,178	461
	8,837	19,598	37,710	5,468

Maturities of lease liabilities were as follows:

	As of December 31,
	2022
	RMB	US$ (Note 2.5)
2023	37,867	5,490
2024	26,723	3,874
2025	5,193	753
2026	5,288	767
2027	4,729	686
Thereafter	1,209	175
Total undiscounted lease payments	81,009	11,745
Less: imputed interest	(24,979)	(3,621)
Total lease liabilities	56,030	8,124